Income Taxes (Components of Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Reconciliation of Provision of Income Taxes [Line Items]
Current tax expense	¥ 67,822	¥ 79,954
Deferred tax expense (benefit)	(28,200)	57,807
Total income tax expense	¥ 39,622	¥ 137,761